Intangible assets (Details 1)		12 Months Ended
		Dec. 31, 2023 GBP (£)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 GBP (£)	Dec. 31, 2021 GBP (£)
IfrsStatementLineItems [Line Items]
Cash paid to Adhera		£ 237	$ 300
Number of adss valued at the Offer price issued to Adhera Loan Noteholders		159	201
Pre-funded warrants at the Offering price issued to Adhera Loan Noteholders		1,422	1,799
Number of adss at the Offer price issued to Melior		1,120	1,418
Recognised as intangible asset purchase		2,938	$ 3,718
M T X 228 Tolimidone Acquired I P R D [Member]
IfrsStatementLineItems [Line Items]
Carrying amount	[1]	£ 2,938,000

[1]	asset is not yet in use and has not started amortising